Operations (Details 6 - Textuals 1) R$ in Thousands			12 Months Ended
	Oct. 26, 2022 BRL (R$) Number	May 07, 2021 shares	Dec. 31, 2022 BRL (R$) shares	May 31, 2022 BRL (R$)	May 02, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$) shares	Jul. 22, 2021 shares
Operational context
Consolidated working capital			R$ (163,153)
Current assets			313,184			R$ 766,059
Current liabilities			R$ 476,337			R$ 429,883
Stock split, conversion ratio upon reorganization		5
Number of shares issued | shares			41,739,983			41,324,506
Expected cash outflow during next fiscal year			R$ 159,773
Movidesk Ltda. – Movidesk
Operational context
Revenues generated by acquiree			38,516
Profit (loss) of acquiree			221
Consolidated revenue if the acquisition had occurred on January 1, 2021			770,913
Consolidated profit (loss) if the acquisition had occurred on January 1, 2021			244,978
Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Percentage of voting equity interests acquired					98.04%
Percentage of equity shares in option acquired					1.96%
Contributed in cash				R$ 301,258
Exercise price of purchase options			R$ 8,411
Percentage of reasonably possible decrease in consideration based on achievement			50.00%
Percentage of reasonably possible increase in consideration based on achievement			50.00%
Amount of reasonably possible decrease in consideration based on achievement			R$ 94,441
Amount of reasonably possible increase in consideration based on achievement			360,376
Goodwill			246,250		R$ 246,250
Earn-out cash structure as part of consideration transferred	R$ 205,647
Estimated earn-out structure based consideration payable to certain former shareholders	R$ 327,635
Zenvia Brazil | Movidesk Ltda. – Movidesk | Bottom of range [member]
Operational context
Loans and borrowings, interest rate basis	range of 130
Zenvia Brazil | Movidesk Ltda. – Movidesk | Top of range [member]
Operational context
Loans and borrowings, interest rate basis	140% of CDI
Zenvia Brazil | Movidesk Ltda. – Movidesk | December 2023
Operational context
Estimated earn-out structure based payment on the fulfillment of gross margin targets			R$ 159,706
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2023 to December 2023
Operational context
Number of monthly installments | Number	12
Fixed monthly installments amount	R$ 100
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2024 to December 2026
Operational context
Earn-out cash structure as part of consideration transferred	R$ 204,447
Number of monthly installments | Number	36
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2024 to June 2024
Operational context
Estimated earn-out structure based payment on the fulfillment of gross margin targets	R$ 24,047
Number of monthly installments | Number	6
Class B common shares
Operational context
Number of shares issued | shares		23,708,300
Class A common shares
Operational context
Number of shares issued | shares		199,710					11,538,462
Class A common shares | Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Shares issued as consideration | shares			315,820
Consideration transferred as shares			R$ 15,740